Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:
Equipment	$575,432	$634,203
Computers	33,122	9,060
Office furniture	29,906	23,260
Leasehold improvements	23,461	75,841

	658,921	742,364

Accumulated depreciation:	358,219	310,592

Property and equipment, net	$300,702	$431,772

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 were $149,307, $88,289 and $55,212, respectively. Also, the Company disposed $101,680 worth of property and equipment during the year ended December 31, 2018.